UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23244

The Chartwell Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Dr., Suite 100
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Timothy J. Riddle
1205 Westlakes Dr., Suite 100
Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 296-1400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Berwyn Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.7%
	BASIC MATERIALS – 8.0%
76,000	Carpenter Technology Corp.	$3,072,680
37,699	Deltic Timber Corp.	2,719,229
59,945	KMG Chemicals, Inc.	3,034,416
		8,826,325
	COMMUNICATIONS – 2.7%
455,491	Vonage Holdings Corp.*	3,010,795

	CONSUMER, CYCLICAL – 20.9%
192,053	Callaway Golf Co.	2,444,835
412,120	China Automotive Systems, Inc.*	1,990,540
152,000	Express, Inc.*	921,120
101,699	Hooker Furniture Corp.	4,291,698
68,296	Knoll, Inc.	1,322,210
79,111	Lumber Liquidators Holdings, Inc.*	1,954,833
97,000	MDC Holdings, Inc.	3,326,130
239,393	Spartan Motors, Inc.	2,118,628
224,081	Wesco Aircraft Holdings, Inc.*	2,431,279
65,867	Winnebago Industries, Inc.	2,423,905
		23,225,178
	CONSUMER, NON-CYCLICAL – 8.1%
222,110	ACCO Brands Corp.*	2,587,582
98,879	Heidrick & Struggles International, Inc.	1,789,710
192,290	Landec Corp.*	2,365,167
135,465	Navigant Consulting, Inc.*	2,293,422
		9,035,881
	ENERGY – 7.5%
221,981	Hallador Energy Co.	1,529,449
106,113	Matrix Service Co.*	1,098,270
464,517	McDermott International, Inc.*1	3,144,780
307,803	Newpark Resources, Inc.*	2,570,155
		8,342,654
	FINANCIAL – 11.2%
244,504	Arbor Realty Trust, Inc. - REIT	2,017,158
126,808	Dime Community Bancshares, Inc.	2,637,606
93,000	Flagstar Bancorp, Inc.*	3,028,080
422,211	Hallmark Financial Services, Inc.*	4,749,874
		12,432,718
	HEALTH CARE – 3.3%
150,715	Myriad Genetics, Inc.*	3,657,853

	INDUSTRIAL – 5.9%
488,506	Diana Shipping, Inc.*1	1,890,518
42,397	Encore Wire Corp.	1,890,906

Berwyn Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
137,568	Graham Corp.	$2,752,736
		6,534,160
	REIT – 2.8%
493,000	Ashford Hospitality Trust, Inc. - REIT	3,100,970

	TECHNOLOGY – 16.3%
113,500	3D Systems Corp.*	1,906,800
120,727	ADTRAN, Inc.	2,831,048
25,000	Control4 Corp.*	571,250
54,189	Methode Electronics, Inc.	2,154,013
181,701	Quality Systems, Inc.*	3,107,087
103,091	Rudolph Technologies, Inc.*	2,551,502
76,161	ScanSource, Inc.*	3,015,976
150,725	Unisys Corp.*	1,929,280
		18,066,956
	TOTAL COMMON STOCKS (Cost $84,703,423)	96,233,490

	SHORT-TERM INVESTMENTS – 13.5%
15,000,554	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[2]	15,000,554

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,000,554)	15,000,554

	TOTAL INVESTMENTS – 100.2% (Cost $99,703,977)	111,234,044
	Liabilities in Excess of Other Assets – (0.2)%	(235,463)

	TOTAL NET ASSETS – 100.0%	$110,998,581

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 21.8%
	BASIC MATERIALS – 1.6%
1,514,621	Gold Resource Corp.	$6,421,993
730,000	Mosaic Co.	17,622,200
86,000	Rio Tinto PLC - ADR	4,074,680
		28,118,873
	COMMUNICATIONS – 2.8%
848,036	Nokia OYJ - ADR	5,418,950
1,501,727	PC-Tel, Inc.[1]	10,677,279
98,000	Scripps Networks Interactive, Inc. - Class A	8,566,180
880,000	Telefonaktiebolaget LM Ericsson - ADR	5,649,600
493,000	Viacom, Inc. - Class B	17,215,560
		47,527,569
	CONSUMER, CYCLICAL – 4.9%
294,000	GameStop Corp. - Class A	6,376,860
643,028	HUGO BOSS A.G. - ADR	9,793,317
850,300	Mattel, Inc.	17,023,006
613,000	Nintendo Co., Ltd. - ADR	26,027,980
419,000	Sony Corp. - ADR	17,208,330
411,497	Superior Industries International, Inc.	8,044,766
		84,474,259
	CONSUMER, NON-CYCLICAL – 1.2%
895,000	Carlsberg A/S - ADR	19,958,500

	ENERGY – 0.2%
134,000	HollyFrontier Corp.	3,864,560

	FINANCIAL – 1.4%
636,000	Bank of America Corp.	15,340,320
1,171,000	FelCor Lodging Trust, Inc. - REIT	8,641,980
		23,982,300
	HEALTH CARE – 1.0%
409,000	GlaxoSmithKline PLC - ADR	16,572,680

	INDUSTRIAL – 4.7%
391,900	CTS Corp.	8,621,800
93,500	Fluor Corp.	4,060,705
517,000	Koninklijke Philips N.V.[2]	19,733,890
317,000	Landauer, Inc.	17,260,650
1,423,925	LSI Industries, Inc.[1]	11,918,252
1,287,350	Pitney Bowes, Inc.	20,262,889
		81,858,186
	TECHNOLOGY – 3.0%
477,000	Corning, Inc.	13,899,780
456,000	FLIR Systems, Inc.	17,017,920

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
733,379	Xperi Corp.	$21,451,336
		52,369,036
	UTILITIES – 1.0%
540,000	FirstEnergy Corp.	17,231,400

	TOTAL COMMON STOCKS (Cost $338,190,258)	375,957,363

Principal Amount

	CORPORATE BONDS – 66.8%
	BASIC MATERIALS – 4.6%
$1,910,000	Aceto Corp. 2.000%, 11/1/2020[3]	1,818,081
10,215,000	Cabot Corp. 2.550%, 1/15/2018	10,254,409
	Nucor Corp.
10,617,000	5.750%, 12/1/2017	10,753,747
16,431,000	5.850%, 6/1/2018	16,979,007
2,094,000	PH Glatfelter Co. 5.375%, 10/15/2020[4]	2,135,880
22,697,000	RPM International, Inc. 6.500%, 2/15/2018	23,285,647
14,335,000	Sherwin-Williams Co. 1.350%, 12/15/2017	14,325,123
		79,551,894
	COMMUNICATIONS – 5.7%
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[3]	7,486,819
36,888,000	Interpublic Group of Cos., Inc. 2.250%, 11/15/2017	36,892,943
16,156,000	Nokia OYJ 6.625%, 5/15/2039[2]	18,740,960
	Twitter, Inc.
17,722,000	0.250%, 9/15/2019[3]	16,747,290
20,374,000	1.000%, 9/15/2021[3]	18,616,742
		98,484,754
	CONSUMER, CYCLICAL – 10.0%
29,167,000	Allegiant Travel Co. 5.500%, 7/15/2019	30,114,928
9,553,000	Brunswick Corp. 4.625%, 5/15/2021[4,5]	9,756,087
37,648,000	Carnival Corp. 1.875%, 12/15/2017[2]	37,695,399

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$4,115,000	Hasbro, Inc. 6.300%, 9/15/2017	$4,136,929
5,149,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	5,226,235
2,152,000	Mattel, Inc. 1.700%, 3/15/2018	2,150,664
	Newell Brands, Inc.
33,034,000	2.050%, 12/1/2017	33,080,413
2,850,000	2.150%, 10/15/2018	2,866,940
16,649,000	Staples, Inc. 2.750%, 1/12/2018[4]	16,705,823
9,042,000	Tiffany & Co. 4.900%, 10/1/2044[4]	8,814,087
21,044,000	Wyndham Worldwide Corp. 2.500%, 3/1/2018[4]	21,131,101
		171,678,606
	CONSUMER, NON-CYCLICAL – 10.9%
12,197,000	Anthem, Inc. 2.300%, 7/15/2018	12,269,962
31,403,000	Clorox Co. 5.950%, 10/15/2017	31,655,857
9,843,000	Danaher Corp. 1.650%, 9/15/2018	9,856,800
18,925,000	Depomed, Inc. 2.500%, 9/1/2021[3]	16,772,281
	General Mills, Inc.
11,210,000	1.400%, 10/20/2017	11,208,935
6,757,000	4.150%, 2/15/2043[4]	6,750,878
4,195,000	Hershey Co. 3.375%, 8/15/2046[4]	3,846,639
13,051,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[3]	12,137,430
1,385,000	JM Smucker Co. 1.750%, 3/15/2018	1,386,378
12,157,000	Kellogg Co. 3.250%, 5/21/2018	12,308,063
12,000,000	McCormick & Co., Inc. 5.750%, 12/15/2017	12,176,616
3,590,000	McKesson Corp. 1.400%, 3/15/2018	3,587,067
17,033,000	Stryker Corp. 1.300%, 4/1/2018	17,005,986

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$7,485,000	Sucampo Pharmaceuticals, Inc. 3.250%, 12/15/2021[3,5]	$7,424,184
29,158,000	Valeant Pharmaceuticals International, Inc. 6.750%, 8/15/2018[2,4,5]	29,194,448
		187,581,524
	ENERGY – 4.6%
33,633,000	Murphy Oil Corp. 3.500%, 12/1/2017	33,759,124
21,461,000	SEACOR Holdings, Inc. 2.500%, 12/15/2027[3,4]	21,420,761
23,972,000	Tesoro Corp. 4.250%, 10/1/2017[4]	24,000,886
		79,180,771
	HEALTH CARE – 7.0%
35,678,000	AstraZeneca PLC 5.900%, 9/15/2017[2]	35,853,036
16,475,000	Bristol-Myers Squibb Co. 3.250%, 8/1/2042	14,744,120
3,580,000	C.R. Bard, Inc. 1.375%, 1/15/2018	3,578,242
4,208,000	Celgene Corp. 1.900%, 8/15/2017	4,208,543
22,582,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	22,815,114
9,360,000	Halyard Health, Inc. 6.250%, 10/15/2022[4]	9,781,200
8,016,000	HealthSouth Corp. 5.750%, 11/1/2024[4]	8,176,320
9,389,000	Laboratory Corp. of America Holdings 2.200%, 8/23/2017	9,391,742
11,655,000	Universal Health Services, Inc. 4.750%, 8/1/2022[4,5]	11,975,512
		120,523,829
	INDUSTRIAL – 9.4%
17,940,000	Amphenol Corp. 1.550%, 9/15/2017	17,941,220
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[3]	11,183,994
7,787,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	7,718,864
	Corning, Inc.
26,468,000	1.450%, 11/15/2017	26,455,269

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$10,349,000	1.500%, 5/8/2018	$10,346,330
4,985,000	Crane Co. 2.750%, 12/15/2018	5,044,795
2,350,000	Norfolk Southern Corp. 5.750%, 4/1/2018	2,412,503
26,643,000	Republic Services, Inc. 3.800%, 5/15/2018	27,104,190
35,178,000	Roper Technologies, Inc. 1.850%, 11/15/2017	35,194,534
595,000	Sanmina Corp. 4.375%, 6/1/2019[5]	610,619
2,455,000	Snap-on, Inc. 4.250%, 1/15/2018	2,484,251
15,108,000	Tech Data Corp. 3.750%, 9/21/2017	15,140,935
		161,637,504
	TECHNOLOGY – 14.6%
	Apple, Inc.
36,849,000	3.850%, 5/4/2043	36,898,930
9,561,000	3.450%, 2/9/2045	8,982,942
15,950,000	CA, Inc. 2.875%, 8/15/2018	16,093,805
33,091,000	Dun & Bradstreet Corp. 3.500%, 12/1/2017	33,277,931
40,609,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	41,098,460
2,004,000	KLA-Tencor Corp. 2.375%, 11/1/2017	2,007,242
34,387,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	34,676,539
	NetApp, Inc.
27,518,000	2.000%, 12/15/2017	27,519,266
17,795,000	3.250%, 12/15/2022[4]	18,140,846
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,4]	33,570,969
		252,266,930
	TOTAL CORPORATE BONDS (Cost $1,139,535,457)	1,150,905,812

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 5.1%
	ENERGY – 1.0%
298,333	Chesapeake Energy Corp. 5.000%, 0/0/0[3]	$17,750,814

	FINANCIAL – 1.9%
924,872	FelCor Lodging Trust, Inc. 1.950%, 0/0/0[3]	24,897,554
133,612	New York Community Capital Trust V 6.000%, 11/1/2051[3]	6,766,112
		31,663,666
	INDUSTRIAL – 2.2%
736,209	Pitney Bowes, Inc. 6.700%, 3/7/2043[4]	19,163,520
298,685	Stericycle, Inc. 5.250%, 9/15/2018[3]	18,820,142
		37,983,662
	TOTAL PREFERRED STOCKS (Cost $86,697,969)	87,398,142

	SHORT-TERM INVESTMENTS – 5.7%
98,840,517	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[6]	98,840,517

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,840,517)	98,840,517

	TOTAL INVESTMENTS – 99.4% (Cost $1,663,264,201)	1,713,101,834
	Other Assets in Excess of liabilities – 0.6%	9,616,800

	TOTAL NET ASSETS – 100.0%	$1,722,718,634

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $58,960,850.

[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.8%
	CONSUMER, CYCLICAL – 8.9%
22,700	Allison Transmission Holdings, Inc.	$858,060
11,000	Copart, Inc.*	346,390
25,100	Sally Beauty Holdings, Inc.*	507,773
9,700	Toll Brothers, Inc.	374,323
		2,086,546
	CONSUMER, NON-CYCLICAL – 4.2%
5,200	Ingredion, Inc.	641,264
1,900	WellCare Health Plans, Inc.*	336,281
		977,545
	ENERGY – 5.8%
8,200	EQT Corp.	522,340
4,500	Helmerich & Payne, Inc.	227,790
3,700	Pioneer Natural Resources Co.	603,470
		1,353,600
	FINANCIAL – 30.0%
10,200	Allstate Corp.	928,200
13,600	American Campus Communities, Inc. - REIT	651,984
16,900	DCT Industrial Trust, Inc. - REIT	952,146
8,600	First Republic Bank	862,838
6,100	Hanover Insurance Group, Inc.	578,646
33,700	KeyCorp	607,948
13,500	Lincoln National Corp.	986,310
2,600	M&T Bank Corp.	424,190
5,900	Mid-America Apartment Communities, Inc. - REIT	610,827
14,100	Synchrony Financial	427,512
		7,030,601
	INDUSTRIAL – 16.0%
5,300	J.B. Hunt Transport Services, Inc.	480,763
9,850	Jacobs Engineering Group, Inc.	519,292
3,900	Rockwell Automation, Inc.	643,617
5,000	Rockwell Collins, Inc.	532,650
4,400	Snap-on, Inc.	678,480
7,400	Vulcan Materials Co.	911,088
		3,765,890
	TECHNOLOGY – 12.1%
18,900	CA, Inc.	586,656
7,500	Dun & Bradstreet Corp.	830,700
14,600	Micron Technology, Inc.*	410,552
18,400	PTC, Inc.*	1,015,496
		2,843,404

Chartwell Mid Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 14.8%
12,400	Ameren Corp.	$695,640
18,200	CMS Energy Corp.	841,568
9,300	National Fuel Gas Co.	550,653
14,500	Public Service Enterprise Group, Inc.	652,065
12,300	Vectren Corp.	739,353
		3,479,279
	TOTAL COMMON STOCKS (Cost $21,513,258)	21,536,865

	SHORT-TERM INVESTMENTS – 8.4%
1,972,380	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[1]	1,972,380

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,972,380)	1,972,380

	TOTAL INVESTMENTS – 100.2% (Cost $23,485,638)	23,509,245
	Liabilities in Excess of Other Assets – (0.2)%	(42,624)

	TOTAL NET ASSETS – 100.0%	$23,466,621

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	BASIC MATERIALS – 3.4%
91,677	Calgon Carbon Corp.	$1,466,832
32,855	Innophos Holdings, Inc.	1,372,353
33,147	Minerals Technologies, Inc.	2,346,808
		5,185,993
	COMMUNICATIONS – 1.7%
62,490	Scholastic Corp.	2,588,961

	CONSUMER, CYCLICAL – 7.9%
9,350	Buffalo Wild Wings, Inc.*	1,005,125
198,600	Denny's Corp.*	2,256,096
88,785	Knoll, Inc.	1,718,878
17,150	Oxford Industries, Inc.	1,082,679
62,705	Rush Enterprises, Inc. - Class A*	2,704,467
125,325	TRI Pointe Group, Inc.*	1,666,822
62,165	Wolverine World Wide, Inc.	1,753,053
		12,187,120
	CONSUMER, NON-CYCLICAL – 10.4%
56,365	Cardtronics PLC - Class A*1	1,764,224
50,782	Haemonetics Corp.*	2,088,663
52,875	Korn/Ferry International	1,768,669
11,085	Lancaster Colony Corp.	1,359,243
27,920	Matthews International Corp. - Class A	1,830,156
24,296	McGrath RentCorp	863,237
15,133	Sanderson Farms, Inc.	1,978,640
126,200	Team, Inc.*	1,810,970
98,125	TrueBlue, Inc.*	2,507,094
		15,970,896
	ENERGY – 3.0%
76,900	RSP Permian, Inc.*	2,642,284
233,875	SRC Energy, Inc.*	1,990,276
		4,632,560
	FINANCIAL – 38.0%
93,814	American Equity Investment Life Holding Co.	2,512,339
54,389	Argo Group International Holdings Ltd.[1]	3,260,621
69,275	Columbia Banking System, Inc.	2,759,916
84,050	CVB Financial Corp.	1,810,437
40,562	DuPont Fabros Technology, Inc. - REIT	2,528,229
63,196	Education Realty Trust, Inc. - REIT	2,373,010
72,950	Empire State Realty Trust, Inc. - Class A - REIT	1,523,926
70,225	First Financial Bancorp	1,797,760
70,035	First Industrial Realty Trust, Inc. - REIT	2,137,468
92,300	First Midwest Bancorp, Inc.	2,049,983
112,847	FNB Corp.	1,546,004

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
81,951	Healthcare Realty Trust, Inc. - REIT	$2,728,968
119,965	Hope Bancorp, Inc.	2,114,983
33,719	Independent Bank Group, Inc.	2,034,942
63,812	Kite Realty Group Trust - REIT	1,310,060
37,918	Pinnacle Financial Partners, Inc.	2,422,960
84,180	PRA Group, Inc.*	3,299,856
21,417	PS Business Parks, Inc. - REIT	2,879,730
40,100	Renasant Corp.	1,699,839
62,452	Selective Insurance Group, Inc.	3,163,194
32,450	South State Corp.	2,717,687
62,567	Towne Bank/Portsmouth VA	1,958,347
28,480	UMB Financial Corp.	1,983,917
99,248	Umpqua Holdings Corp.	1,840,058
42,940	United Bankshares, Inc.	1,481,430
89,875	United Community Banks, Inc.	2,494,930
		58,430,594
	INDUSTRIAL – 20.2%
60,165	Altra Industrial Motion Corp.	2,680,351
52,475	Barnes Group, Inc.	3,157,945
32,625	Eagle Materials, Inc.	3,070,012
30,143	EnPro Industries, Inc.	2,321,614
67,965	ESCO Technologies, Inc.	4,193,440
38,375	Franklin Electric Co., Inc.	1,550,350
88,500	Harsco Corp.*	1,367,325
39,725	Hub Group, Inc. - Class A*	1,352,636
79,500	ITT Corp.	3,259,500
14,901	Lydall, Inc.*	737,600
55,840	Plexus Corp.*	2,993,582
17,305	Rogers Corp.*	2,041,471
44,650	Saia, Inc.*	2,426,728
		31,152,554
	TECHNOLOGY – 7.5%
121,275	Acxiom Corp.*	3,270,787
52,999	Diodes, Inc.*	1,406,063
122,525	Integrated Device Technology, Inc.*	3,202,804
49,375	ManTech International Corp. - Class A	1,961,175
55,412	Progress Software Corp.	1,773,738
		11,614,567
	UTILITIES – 6.4%
55,579	Avista Corp.	2,924,011
26,987	Black Hills Corp.	1,879,914
42,545	El Paso Electric Co.	2,208,086

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
48,463	NorthWestern Corp.	$2,800,677
		9,812,688
	TOTAL COMMON STOCKS (Cost $122,253,479)	151,575,933

	SHORT-TERM INVESTMENTS – 1.5%
2,363,974	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[2]	2,363,974

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,363,974)	2,363,974

	TOTAL INVESTMENTS – 100.0% (Cost $124,617,453)	153,939,907
	Liabilities in Excess of Other Assets – 0.0%	(64,167)

	TOTAL NET ASSETS – 100.0%	$153,875,740

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 92.9%
	BASIC MATERIALS – 3.1%
	ArcelorMittal
$220,000	5.750%, 8/5/2020[1]	$237,600
530,000	6.000%, 3/1/2021[1]	580,350
45,000	Commercial Metals Co. 7.350%, 8/15/2018	47,531
		865,481
	COMMUNICATIONS – 11.2%
	CenturyLink, Inc.
600,000	5.625%, 4/1/2020	631,500
140,000	6.450%, 6/15/2021	151,157
750,000	DISH DBS Corp. 5.125%, 5/1/2020	787,350
361,000	IAC/InterActiveCorp 4.875%, 11/30/2018[2]	365,061
585,000	T-Mobile USA, Inc. 6.125%, 1/15/2022[2]	612,787
550,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	558,938
		3,106,793
	CONSUMER, CYCLICAL – 10.5%
345,000	Fiat Chrysler Automobiles N.V. 4.500%, 4/15/2020[1]	357,938
750,000	General Motors Co. 3.500%, 10/2/2018	763,817
580,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	605,375
750,000	Lennar Corp. 4.500%, 11/15/2019[2]	777,975
370,000	MGM Resorts International 8.625%, 2/1/2019	406,075
		2,911,180
	CONSUMER, NON-CYCLICAL – 12.3%
750,000	ADT Corp. 6.250%, 10/15/2021	819,375
750,000	Centene Corp. 5.625%, 2/15/2021[2]	780,000
750,000	HCA, Inc. 3.750%, 3/15/2019	766,875
750,000	Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/2022[2,3]	773,438

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$265,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	$283,881
		3,423,569
	ENERGY – 13.1%
750,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	770,392
750,000	DCP Midstream Operating LP 2.500%, 12/1/2017[2]	748,125
485,000	Energy Transfer Equity LP 7.500%, 10/15/2020	548,050
750,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	818,285
750,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	760,313
		3,645,165
	FINANCIAL – 27.9%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	799,944
735,000	Aircastle Ltd. 6.250%, 12/1/2019[1]	794,719
285,000	CIT Group, Inc. 5.375%, 5/15/2020	307,800
750,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[2]	777,281
715,000	Equinix, Inc. 4.875%, 4/1/2020[2]	734,305
305,000	GFI Group, Inc. 8.375%, 7/19/2018	322,538
750,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	770,625
750,000	Navient Corp. 5.500%, 1/15/2019	779,062
750,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	768,750
180,000	SLM Corp. 5.125%, 4/5/2022[2]	184,050
740,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	771,450
750,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	758,229
		7,768,753

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 7.6%
$750,000	Arconic, Inc. 5.400%, 4/15/2021[2]	$800,850
750,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	785,625
530,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[1]	516,087
		2,102,562
	TECHNOLOGY – 2.8%
750,000	Dell International LLC / EMC Corp. 5.875%, 6/15/2021[2,3]	786,563

	UTILITIES – 4.4%
580,000	AES Corp. 8.000%, 6/1/2020	665,550
549,000	NRG Energy, Inc. 7.625%, 1/15/2018	561,693
		1,227,243
	TOTAL CORPORATE BONDS (Cost $25,504,888)	25,837,309

Number of Shares

	SHORT-TERM INVESTMENTS – 5.8%
1,599,391	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[4]	1,599,391

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,599,391)	1,599,391

	TOTAL INVESTMENTS – 98.7% (Cost $27,104,279)	27,436,700
	Other Assets in Excess of liabilities – 1.3%	347,677

	TOTAL NET ASSETS – 100.0%	$27,784,377

LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,560,001.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.6%
	BASIC MATERIALS – 2.8%
366	Chemours Co.	$17,425
869	Kronos Worldwide, Inc.	18,527
		35,952
	COMMUNICATIONS – 6.6%
477	Chegg, Inc.*	6,606
590	Gray Television, Inc.*	8,791
185	LogMeIn, Inc.	21,543
160	Proofpoint, Inc.*	13,638
336	RingCentral, Inc. - Class A*	11,693
493	Sinclair Broadcast Group, Inc. - Class A	17,773
581	Viavi Solutions, Inc.*	6,374
		86,418
	CONSUMER, CYCLICAL – 15.1%
162	Brunswick Corp.	9,171
110	Burlington Stores, Inc.*	9,573
191	Children's Place, Inc.	20,179
142	Copa Holdings S.A. - Class A	17,815
1,355	Eldorado Resorts, Inc.*	27,642
703	Extended Stay America, Inc.	13,898
196	Five Below, Inc.*	9,469
482	ILG, Inc.	12,778
653	PetIQ, Inc.*	15,202
1,734	Pinnacle Entertainment, Inc.*	32,946
485	REV Group, Inc.	12,974
186	Sonic Corp.	4,401
240	Texas Roadhouse, Inc.	11,352
		197,400
	CONSUMER, NON-CYCLICAL – 23.3%
326	Acadia Healthcare Co., Inc.*	17,255
101	Aerie Pharmaceuticals, Inc.*	5,484
87	Almost Family, Inc.*	4,302
40	Bluebird Bio, Inc.*	3,770
164	Charles River Laboratories International, Inc.*	16,105
188	Clovis Oncology, Inc.*	15,944
205	Exact Sciences Corp.*	7,954
362	G1 Therapeutics, Inc.*	5,151
168	Glaukos Corp.*	6,750
172	Grand Canyon Education, Inc.*	12,654
63	GW Pharmaceuticals PLC - ADR*	7,042
296	HealthSouth Corp.	12,598
565	Heron Therapeutics, Inc.*	8,955
537	Insmed, Inc.*	8,683

Chartwell Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
276	Integra LifeSciences Holdings Corp.*	$13,706
372	K2M Group Holdings, Inc.*	9,051
108	Masimo Corp.*	10,217
239	Neurocrine Biosciences, Inc.*	11,479
385	NxStage Medical, Inc.*	9,067
494	On Assignment, Inc.*	24,330
208	PRA Health Sciences, Inc.*	15,475
109	Puma Biotechnology, Inc.*	10,361
147	Sage Therapeutics, Inc.*	11,723
370	Sarepta Therapeutics, Inc.*	14,275
471	Spectranetics Corp.*	18,134
202	Supernus Pharmaceuticals, Inc.*	8,171
30	TESARO, Inc.*	3,830
156	Tivity Health, Inc.*	6,185
400	Zynerba Pharmaceuticals, Inc.*	5,640
		304,291
	ENERGY – 2.0%
1,248	Lonestar Resources US, Inc. - Class A*	4,917
520	Matador Resources Co.*	12,615
453	Patterson-UTI Energy, Inc.	8,761
		26,293
	FINANCIAL – 13.8%
289	American Equity Investment Life Holding Co.	7,740
254	Assured Guaranty Ltd.	11,433
404	CenterState Banks, Inc.	10,096
124	CyrusOne, Inc. - REIT	7,404
484	Easterly Government Properties, Inc. - REIT	9,675
197	Evercore Partners, Inc. - Class A	15,494
1,108	MGM Growth Properties LLC - Class A - REIT	33,163
262	Moelis & Co.	10,716
364	Pacific Premier Bancorp, Inc.*	13,068
136	Selective Insurance Group, Inc.	6,888
1,291	SLM Corp.*	14,304
202	WageWorks, Inc.*	13,170
137	Webster Financial Corp.	7,114
408	Western Alliance Bancorp*	20,555
		180,820
	INDUSTRIAL – 18.1%
247	Apogee Enterprises, Inc.	12,866
214	Belden, Inc.	15,395
703	Berry Global Group, Inc.*	39,424
234	Coherent, Inc.*	62,010

Chartwell Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
170	Dycom Industries, Inc.*	$15,402
142	Genesee & Wyoming, Inc. - Class A*	9,253
179	HEICO Corp.	14,386
359	Keysight Technologies, Inc.*	14,931
495	MasTec, Inc.*	22,869
149	NV5 Global, Inc.*	6,191
204	Trinseo S.A.	14,341
79	Universal Display Corp.	9,528
		236,596
	TECHNOLOGY – 11.9%
411	Brooks Automation, Inc.	10,094
627	Callidus Software, Inc.*	15,236
194	Cavium, Inc.*	12,016
403	Mercury Systems, Inc.*	17,696
134	MKS Instruments, Inc.	11,209
126	Monolithic Power Systems, Inc.	12,892
121	Paycom Software, Inc.*	8,481
182	PTC, Inc.*	10,045
531	Take-Two Interactive Software, Inc.*	42,204
71	Ultimate Software Group, Inc.*	16,026
		155,899
	TOTAL COMMON STOCKS (Cost $1,208,121)	1,223,669

	SHORT-TERM INVESTMENTS – 3.5%
46,448	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.85%[1]	46,448

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,448)	46,448

	TOTAL INVESTMENTS – 97.1% (Cost $1,254,569)	1,270,117
	Other Assets in Excess of liabilities – 2.9%	38,333

	TOTAL NET ASSETS – 100.0%	$1,308,450

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
Berwyn Fund (the ‘‘Berwyn Fund’’), Berwyn Income Fund (the ‘‘Berwyn Income Fund’’), Chartwell Mid Cap Value Fund (the “Chartwell Mid Cap Value Fund”), Chartwell Small Cap Value Fund (the ‘‘Chartwell Small Cap Value Fund’’), Chartwell Short Duration High Yield Fund (the ‘‘Chartwell Short Duration High Yield Fund’’), and Chartwell Small Cap Growth Fund (the ‘‘Chartwell Small Cap Growth Fund’’), (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund, Chartwell Small Cap Value Fund, and Chartwell Small Cap Growth Fund are diversified funds. The Berwyn Fund, Chartwell Mid Cap Value Fund, and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

On July 17, 2017, the Berwyn Fund, Berwyn Income Fund, and Chartwell Mid Cap Value Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of the Investment Managers Series Trust (each, a “IMST Predecessor Fund” and collectively the “IMST Predecessor Funds”). The IMST Predecessor Funds acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds, (the “Berwyn Funds Predecessor Funds”) on April 29, 2016. On July 17, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, respectively, each a series of the Investment Managers Series Trust (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. Each Fund adopted the prior performance and financial history of its respective Predecessor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Funds are included in these financial statements.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At July 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Berwyn Fund	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$100,002,542	$1,664,856,786	$23,494,820

Gross unrealized appreciation	$21,528,593	$79,722,415	$259,431
Gross unrealized depreciation	(10,297,091)	(31,477,367)	(245,006)
Net unrealized appreciation on investments	$11,231,502	$48,245,048	$14,425

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$125,029,030	$27,104,460	$1,254,569

Gross unrealized appreciation	$33,345,195	$359,272	$42,079
Gross unrealized depreciation	(4,434,318)	(27,032)	(26,531)
Net unrealized appreciation on investments	$28,910,877	$332,240	$15,548

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$96,233,490	$-	$-	$96,233,490
Short-Term Investments	15,000,554	-	-	15,000,554
Total Investments	$111,234,044	$-	$-	$111,234,044

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$375,957,363	$-	$-	$375,957,363
Corporate Bonds[2]	-	1,150,905,812	-	1,150,905,812
Preferred Stocks[1]	87,398,142	-	-	87,398,142
Short-Term Investments	98,840,517	-	-	98,840,517
Total Investments	$562,196,022	$1,150,905,812	$-	$1,713,101,834

Chartwell Mid Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$21,536,865	$-	$-	$21,536,865
Short-Term Investments	1,972,380	-	-	1,972,380
Total Investments	$23,509,245	$-	$-	$23,509,245

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$151,575,933	$-	$-	$151,575,933
Short-Term Investments	2,363,974	-	-	2,363,974
Total Investments	$153,939,907	$-	$-	$153,939,907

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$25,837,309	$-	$25,837,309
Short-Term Investments	1,599,391	-	-	1,599,391
Total Investments	$1,599,391	$25,837,309	$-	$27,436,700

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Chartwell Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,223,669	$-	$-	$1,223,669
Short-Term Investments	46,448	-	-	46,448
Total Investments	$1,270,117	$-	$-	$1,270,117

[1]
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Change in
	Value			Net	Unrealized
Security	Beginning		Sales	Realized	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income
LSI Industries, Inc.	$11,416,191	$1,883,249	$(939,722)	$115,216	$(556,682)	$11,918,252	$206,631
PC-Tel, Inc.	6,000,374	2,090,949	(34,017)	(6,342)	2,626,315	10,677,279	179,809
Total	$17,416,565	$3,974,198	$(973,739)	$108,874	$2,069,633	$22,595,531	$386,440

	Principal Amount/Shares			Principal Amount/Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
LSI Industries, Inc.	1,327,464	202,241	(105,780)	1,423,925
PC-Tel, Inc.	1,181,176	324,657	(4,106)	1,501,727
Total	2,508,640	526,898	(109,886)	2,925,652

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Chartwell Funds

By:	/s/ Timothy J. Riddle
Title:	Timothy J. Riddle, President and Chief Executive Officer

Date:	9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy J. Riddle
(Signature and Title)	Timothy J. Riddle, President and Chief Executive Officer

Date:	9/29/17

By:	/s/ Neil Walker
(Signature and Title)	Neil Walker, Treasurer and Chief Financial Officer

Date:	9/29/17